United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21904

(Investment Company Act File Number)

Federated MDT Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Quarter ended 10/31/16

Item 1. Schedule of Investments

Federated MDT All Cap Core Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Agricultural Machinery—0.4%
9,100		AGCO Corp.	$464,828
		Airline - National—1.1%
4,639	[1]	Atlas Air Worldwide Holdings, Inc.	194,142
21,800	[1]	Jet Blue Airways Corp.	381,064
14,659	[1]	United Continental Holdings, Inc.	824,276
		TOTAL	1,399,482
		Airline - Regional—1.0%
5,157		Alaska Air Group, Inc.	372,438
22,115		Southwest Airlines Co.	885,706
		TOTAL	1,258,144
		Airlines—0.6%
17,262		Delta Air Lines, Inc.	721,034
		Apparel—0.3%
4,466	[1]	Iconix Brand Group, Inc.	35,192
2,984		PVH Corp.	319,228
		TOTAL	354,420
		AT&T Divestiture—2.6%
69,447		Verizon Communications, Inc.	3,340,401
		Auto Manufacturing—0.3%
35,900		Ford Motor Co.	421,466
		Auto Original Equipment Manufacturers—1.8%
18,948		Lear Corp.	2,326,435
		Auto Rentals—0.2%
3,433	[1]	United Rentals, Inc.	259,741
		Biotechnology—2.5%
21,304		Amgen, Inc.	3,007,272
3,014		Gilead Sciences, Inc.	221,921
		TOTAL	3,229,193
		Broadcasting—1.3%
29,577		CBS Corp., Class B	1,674,650
		Building Supply Stores—0.2%
3,123		Lowe's Cos., Inc.	208,148
		Cable TV—1.0%
33,452		Viacom, Inc., Class B	1,256,457
		Capital Markets—0.6%
18,565		Bank of New York Mellon Corp.	803,308
		Clothing Stores—0.9%
9,671	[1]	Fossil, Inc.	263,728
33,449		Gap (The), Inc.	922,858
		TOTAL	1,186,586
		Commercial Services—0.0%
3,233	[1]	R.R. Donnelley & Sons Co.	57,386
		Commodity Chemicals—1.7%
2,018		Celanese Corp.	147,153
2,011		Eastman Chemical Co.	144,611
1

Shares			Value
		COMMON STOCKS—continued
		Commodity Chemicals—continued
23,622		LyondellBasell Investment LLC	$1,879,130
		TOTAL	2,170,894
		Computer Networking—0.6%
31,818		Juniper Networks, Inc.	838,086
		Computer Peripherals—0.5%
19,800		NetApp, Inc.	672,012
		Computer Stores—0.1%
5,982		GameStop Corp.	143,867
		Computers - High End—2.4%
20,114		IBM Corp.	3,091,321
		Computers - Low End—2.2%
25,774		Apple, Inc.	2,926,380
		Computers - Midrange—2.6%
231,884	[1]	Hewlett-Packard Co.	3,359,999
		Construction Machinery—0.6%
35,600		Trinity Industries, Inc.	760,060
		Consumer Finance—0.3%
25,900		Navient Corp.	331,002
		Contracting—0.3%
8,300	[1]	Jacobs Engineering Group, Inc.	428,114
		Cosmetics & Toiletries—0.8%
21,400		Avon Products, Inc.	140,170
3,481	[1]	Helen of Troy Ltd.	283,701
2,440	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	593,750
		TOTAL	1,017,621
		Crude Oil & Gas Production—1.8%
22,200	[1]	Chesapeake Energy Corp.	122,322
17,222		Cimarex Energy Co.	2,223,877
		TOTAL	2,346,199
		Dairy Products—0.3%
5,515		Cal-Maine Foods, Inc.	213,155
8,425		Dean Foods Co.	153,840
		TOTAL	366,995
		Defense Aerospace—0.8%
2,475		Boeing Co.	352,514
13,838	[1]	Spirit Aerosystems Holdings, Inc., Class A	696,882
		TOTAL	1,049,396
		Defense Electronics—0.1%
948		L-3 Communications Holdings, Inc.	129,819
		Department Stores—3.8%
5,980		Dillards, Inc., Class A	366,574
20,551		Kohl's Corp.	899,106
41,805		Macy's, Inc.	1,525,464
31,202		Target Corp.	2,144,514
		TOTAL	4,935,658
		Discount Department Stores—0.3%
5,400		Foot Locker, Inc.	360,558
		Diversified Oil—0.4%
6,857		Occidental Petroleum Corp.	499,944
2

Shares			Value
		COMMON STOCKS—continued
		Electric Utility—1.7%
24,600		AES Corp.	$289,542
83,976		NiSource, Inc.	1,953,282
		TOTAL	2,242,824
		Electrical Equipment—0.4%
4,200	[1]	Sanmina Corp.	116,130
3,060	[1]	WESCO International, Inc.	165,852
29,400		Xerox Corp.	287,238
		TOTAL	569,220
		Electronics Stores—0.5%
16,800		Best Buy Co., Inc.	653,688
		Energy Equipment & Services—0.0%
11,813		Noble Corp. PLC	58,356
		Entertainment—0.6%
43,653	[1]	MSG Networks, Inc.	833,772
		Ethical Drugs—2.7%
87,183		Pfizer, Inc.	2,764,573
6,195	[1]	United Therapeutics Corp.	743,834
		TOTAL	3,508,407
		Financial Services—2.2%
28,700		Ally Financial, Inc.	518,609
1,973		American Express Co.	131,047
6,354		Ameriprise Financial, Inc.	561,630
5,086		Deluxe Corp.	311,263
15,055		Discover Financial Services	848,048
4,846		Synchrony Financial	138,547
18,900		Western Union Co.	379,323
		TOTAL	2,888,467
		Grocery Chain—1.7%
69,326		Kroger Co.	2,147,719
		Health Care Equipment & Supplies—0.1%
1,779	[1]	Inogen, Inc.	95,479
		Home Building—0.1%
5,206		D. R. Horton, Inc.	150,089
		Home Products—0.4%
3,770		Libbey, Inc.	60,358
7,554		Tupperware Brands Corp.	449,614
		TOTAL	509,972
		Hospitals—1.0%
27,966	[1]	Community Health Systems, Inc.	147,660
15,835	[1]	HCA, Inc.	1,211,853
		TOTAL	1,359,513
		Hotels—0.7%
13,361		Wyndham Worldwide Corp.	879,688
		Household Appliances—0.2%
1,579		Whirlpool Corp.	236,566
		Internet Services—4.7%
1,060	[1]	Amazon.com, Inc.	837,209
87,948	[1]	eBay, Inc.	2,507,398
20,698	[1]	Facebook, Inc.	2,711,231
		TOTAL	6,055,838
3

Shares			Value
		COMMON STOCKS—continued
		Internet Software & Services—0.1%
159	[1]	Alphabet, Inc.	$128,774
		Life Insurance—5.3%
48,508		Aflac, Inc.	3,340,746
21,412		Assured Guaranty Ltd.	640,005
34,429		Prudential Financial, Inc.	2,919,235
		TOTAL	6,899,986
		Medical Supplies—2.7%
65,948		Baxter International, Inc.	3,138,465
7,878	[1]	Hologic, Inc.	283,687
1,633	[1]	Orthofix International NV	59,850
		TOTAL	3,482,002
		Medical Technology—1.5%
2,873	[1]	Abiomed, Inc.	301,636
8,873	[1]	Edwards Lifesciences Corp.	844,887
7,131	[1]	IDEXX Laboratories, Inc.	764,016
		TOTAL	1,910,539
		Metal Fabrication—0.1%
2,471		Reliance Steel & Aluminum Co.	169,955
		Miscellaneous Components—0.3%
27,428		Vishay Intertechnology, Inc.	386,735
		Miscellaneous Food Products—0.9%
7,300		Fresh Del Monte Produce, Inc.	440,555
5,900		Ingredion, Inc.	773,903
		TOTAL	1,214,458
		Miscellaneous Machinery—1.0%
32,533	[1]	Colfax Corp.	1,034,224
14,360	[1]	SPX Corp.	272,984
		TOTAL	1,307,208
		Miscellaneous Metals—0.1%
6,829		Kennametal, Inc.	193,329
		Money Center Bank—2.9%
19,891		Bank of America Corp.	328,201
50,249		JPMorgan Chase & Co.	3,480,246
		TOTAL	3,808,447
		Multi-Industry Capital Goods—0.1%
707		Acuity Brands, Inc.	158,064
		Office Equipment—0.2%
14,800		Pitney Bowes, Inc.	264,032
		Office Supplies—0.0%
2,386		Ennis Business Forms, Inc.	34,955
		Offshore Driller—0.1%
15,800		Nabors Industries Ltd.	188,020
		Oil Refiner—2.9%
15,598		HollyFrontier Corp.	389,170
56,441		Valero Energy Corp.	3,343,565
		TOTAL	3,732,735
		Oil Well Supply—0.3%
8,656		National Oilwell Varco, Inc.	277,858
8,200	[1]	Superior Energy Services, Inc.	116,112
		TOTAL	393,970
4

Shares			Value
		COMMON STOCKS—continued
		Packaged Foods—2.2%
21,779		Smucker (J.M.) Co.	$2,859,801
		Paper Products—0.2%
5,600		Domtar, Corp.	201,320
		Pharmaceuticals—0.7%
17,127		AbbVie, Inc.	955,344
		Pollution Control—0.3%
6,423		Waste Management, Inc.	421,734
		Poultry Products—1.5%
16,900	[1]	Pilgrim's Pride Corp.	369,096
5,468		Sanderson Farms, Inc.	492,011
15,846		Tyson Foods, Inc., Class A	1,122,689
		TOTAL	1,983,796
		Property Liability Insurance—3.0%
3,214		Everest Re Group Ltd.	654,113
30,616		The Travelers Cos., Inc.	3,312,039
		TOTAL	3,966,152
		Recreational Goods—0.1%
4,970	[1]	Smith & Wesson Holding Corp.	131,357
		Regional Banks—4.0%
29,600		Fifth Third Bancorp	644,096
17,200		Huntington Bancshares, Inc.	182,320
30,200		KeyCorp	426,424
21,425		PNC Financial Services Group	2,048,230
9,100		Popular, Inc.	330,330
33,335		SunTrust Banks, Inc.	1,507,742
		TOTAL	5,139,142
		Restaurants—0.4%
3,686		Cracker Barrel Old Country Store, Inc.	508,668
		Rubber—0.4%
19,439		Goodyear Tire & Rubber Co.	564,314
		Semiconductor Distribution—0.3%
2,931	[1]	Arrow Electronics, Inc.	179,143
4,280		Avnet, Inc.	179,546
		TOTAL	358,689
		Semiconductor Manufacturing—1.9%
71,628		Intel Corp.	2,497,668
		Semiconductors & Semiconductor Equipment—1.5%
56,753		Applied Materials, Inc.	1,650,377
4,539		NVIDIA Corp.	322,995
		TOTAL	1,973,372
		Services to Medical Professionals—2.6%
13,594		Anthem, Inc.	1,656,565
22,577	[1]	Express Scripts Holding Co.	1,521,690
3,753	[1]	Molina Healthcare, Inc.	204,200
		TOTAL	3,382,455
		Shipbuilding—1.1%
8,559		Huntington Ingalls Industries, Inc.	1,381,080
		Shoes—0.1%
8,631	[1]	Skechers USA, Inc., Class A	181,510
5

Shares			Value
		COMMON STOCKS—continued
		Soft Drinks—0.4%
6,012		Dr. Pepper Snapple Group, Inc.	$527,793
		Software Packaged/Custom—3.4%
19,200		CA, Inc.	590,208
8,086		CDW Corp.	363,142
32,141	[1]	Citrix Systems, Inc.	2,725,557
4,882		Marketaxess Holdings, Inc.	736,010
		TOTAL	4,414,917
		Specialty Retailing—1.2%
8,000		Abercrombie & Fitch Co., Class A	116,880
16,403		Bed Bath & Beyond, Inc.	663,009
2,900		Big Lots, Inc.	125,860
1,700		Children's Place, Inc./The	129,115
8,480		GNC Holdings, Inc.	113,886
5,296		Nordstrom, Inc.	275,392
16,300		Staples, Inc.	120,620
4,151		Tailored Brands, Inc.	65,586
		TOTAL	1,610,348
		Telecommunication Equipment & Services—0.7%
16,930		Cisco Systems, Inc.	519,412
5,907	[1]	Dycom Industries, Inc.	454,426
		TOTAL	973,838
		Telephone Utility—1.3%
62,812		CenturyLink, Inc.	1,669,543
		Truck Manufacturing—0.3%
6,600		OshKosh Truck Corp.	353,100
		Undesignated Consumer Cyclicals—0.8%
7,800	[1]	Avis Budget Group, Inc.	252,408
2,100		DeVry Education Group, Inc.	47,670
5,969	[1]	Herbalife Ltd.	362,199
5,800		Nu Skin Enterprises, Inc., Class A	357,570
		TOTAL	1,019,847
		TOTAL COMMON STOCKS (IDENTIFIED COST $128,981,790)	127,928,199
		INVESTMENT COMPANY—1.6%
2,106,987	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	2,106,987
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $131,088,777)[4]	130,035,186
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	72,069
		TOTAL NET ASSETS—100%	$130,107,255
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2016	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	2,073,572	13,529,477	(13,496,062)	2,106,987	$2,106,987	$433
6

3	7-day net yield.
4	At October 31, 2016, the cost of investments for federal tax purposes was $131,088,777. The net unrealized depreciation of investments for federal tax purposes was $1,053,591. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,394,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,448,443.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7
Federated MDT Balanced Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—47.0%
		Aerospace & Defense—0.7%
1,920	[1]	DigitalGlobe, Inc.	$48,192
389		General Dynamics Corp.	58,638
2,064		Huntington Ingalls Industries, Inc.	333,047
424		L-3 Communications Holdings, Inc.	58,062
7,758	[1]	Spirit Aerosystems Holdings, Inc., Class A	390,693
		TOTAL	888,632
		Air Freight & Logistics—0.1%
2,035	[1]	Atlas Air Worldwide Holdings, Inc.	85,165
		Airline - Regional—0.1%
1,664	[1]	Hawaiian Holdings, Inc.	74,922
770		SkyWest, Inc.	23,215
		TOTAL	98,137
		Airlines—0.8%
3,068		Alaska Air Group, Inc.	221,571
8,210		Delta Air Lines, Inc.	342,932
3,004	[1]	Jet Blue Airways Corp.	52,510
5,603		Southwest Airlines Co.	224,400
3,691	[1]	United Continental Holdings, Inc.	207,545
		TOTAL	1,048,958
		Apparel—0.0%
1,830	[1]	Express, Inc.	21,997
1,269	[1]	Iconix Brand Group, Inc.	10,000
443	[1]	Perry Ellis International, Inc.	8,235
		TOTAL	40,232
		Auto Components—1.0%
1,211	[1]	Cooper-Standard Holding, Inc.	110,528
13,840		Goodyear Tire & Rubber Co.	401,775
6,993		Lear Corp.	858,601
		TOTAL	1,370,904
		Auto Original Equipment Manufacturers—0.0%
1,218		Superior Industries International, Inc.	29,841
210	[1]	Tenneco, Inc.	11,565
		TOTAL	41,406
		Automobiles—0.2%
24,635		Ford Motor Co.	289,215
		Banks—2.5%
11,267		Bank of America Corp.	185,906
20,900		Fifth Third Bancorp	454,784
13,300		Huntington Bancshares, Inc.	140,980
19,555		JPMorgan Chase & Co.	1,354,379
16,358		KeyCorp	230,975
4,495		PNC Financial Services Group	429,722
6,300		Popular, Inc.	228,690
7,813		SunTrust Banks, Inc.	353,382
		TOTAL	3,378,818

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Beverages—0.1%
1,095		Dr. Pepper Snapple Group, Inc.	$96,130
		Biotechnology—1.9%
9,135		Amgen, Inc.	1,289,497
9,096		AbbVie, Inc.	507,375
1,574	[1]	BioCryst Pharmaceuticals, Inc.	6,375
5,817	[1]	Celldex Therapeutics, Inc.	18,324
1,907	[1]	Exelixis, Inc.	20,195
794	[1]	Five Prime Therapeutics, Inc.	38,533
4,505	[1]	INSYS Therapeutics, Inc.	48,699
1,092	[1]	NewLink Genetics Corp.	13,268
23,409		PDL BioPharma, Inc.	75,377
3,678	[1]	United Therapeutics Corp.	441,617
1,336	[1]	Xencor, Inc.	28,443
1,939	[1]	Zafgen, Inc.	5,836
		TOTAL	2,493,539
		Broadcasting—0.1%
2,737		Sinclair Broadcast Group, Inc.	68,699
		Building Materials—0.1%
763		Drew Industries, Inc.	68,327
		Capital Markets—0.4%
2,076		Ameriprise Financial, Inc.	183,498
7,896		The Bank of New York Mellon Corp.	341,660
		TOTAL	525,158
		Chemicals—0.7%
2,694		Celanese Corp.	196,447
331		Chemours Co./The	5,438
898		Eastman Chemical Co.	64,575
8,207		LyondellBasell Industries NV, Class A	652,867
		TOTAL	919,327
		Clothing Stores—0.1%
4,594		American Eagle Outfitters, Inc.	78,282
		Cogeneration—0.0%
847	[1]	Headwaters, Inc.	13,891
		Commercial Banks—0.0%
283	[1]	ConnectOne Bancorp, Inc.	5,193
835		Great Western Bancorp, Inc.	26,921
696		LegacyTexas Financial Group, Inc.	23,810
		TOTAL	55,924
		Commercial Services—0.6%
2,403		Deluxe Corp.	147,063
1,032		Ennis Business Forms, Inc.	15,119
10,000		Pitney Bowes, Inc.	178,400
2,533	[1]	R.R. Donnelley & Sons Co.	44,961
6,747		Waste Management, Inc.	443,008
		TOTAL	828,551
		Communications Equipment—0.8%
8,163		Cisco Systems, Inc.	250,441
1,172	[1]	Finisar Corp.	32,089
306	[1]	Gigamon, Inc.	16,922

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Communications Equipment—continued
21,211		Juniper Networks, Inc.	$558,698
885	[1]	Lumentum Holdings, Inc.	29,736
1,878		Motorola Solutions, Inc.	136,305
		TOTAL	1,024,191
		Computer Networking—0.0%
1,233		Black Box Corp.	14,180
3,826	[1]	Extreme Networks, Inc.	16,107
		TOTAL	30,287
		Computer Peripherals—0.0%
172	[1]	Synaptics, Inc.	8,965
		Computer Stores—0.0%
926	[1]	PC Connections, Inc.	21,492
		Construction & Engineering—0.3%
545		Argan, Inc.	30,983
3,217	[1]	Dycom Industries, Inc.	247,484
1,631	[1]	Jacobs Engineering Group, Inc.	84,127
		TOTAL	362,594
		Construction Machinery—0.0%
7,393		Manitowoc, Inc.	29,868
573	[1]	NCI Building System, Inc.	8,251
		TOTAL	38,119
		Consumer Finance—0.7%
8,000		Ally Financial, Inc.	144,560
6,556		Discover Financial Services	369,300
3,240	[1]	Enova International, Inc.	30,456
17,976		Navient Corp.	229,733
3,955		Synchrony Financial	113,073
		TOTAL	887,122
		Contracting—0.0%
1,091		Comfort Systems USA, Inc.	31,475
2,241		Harsco Corp.	21,850
		TOTAL	53,325
		Defense Aerospace—0.0%
531	[1]	Ducommun, Inc.	10,110
		Diversified Consumer Services—0.1%
3,241		DeVry Education Group, Inc.	73,571
		Diversified Financial Services—0.3%
2,302		Marketaxess Holdings, Inc.	347,050
		Diversified Telecommunication Services—1.7%
38,155		CenturyLink, Inc.	1,014,160
26,434		Verizon Communications	1,271,475
		TOTAL	2,285,635
		Education & Training Services—0.0%
457	[1]	American Public Education, Inc.	9,208
433	[1]	Strayer Education, Inc.	25,400
		TOTAL	34,608
		Electric & Electronic Original Equipment Manufacturers—0.0%
670		General Cable Corp.	9,380

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Electric Utility—0.1%
1,587		Avista Corp.	$65,702
		Electrical Equipment—0.1%
454		Acuity Brands, Inc., Holding Company	101,501
207		Belden, Inc.	13,415
		TOTAL	114,916
		Electronic Components—0.0%
986	[1]	Oclaro, Inc.	7,208
		Electronic Equipment Instruments & Components—0.6%
1,436		Avnet, Inc.	60,240
2,387		CDW Corp.	107,200
2,415	[1]	Insight Enterprises, Inc.	69,528
7,633	[1]	Sanmina Corp.	211,053
22,000		Vishay Intertechnology, Inc.	310,200
		TOTAL	758,221
		Electronic Instruments—0.0%
2,138	[1]	Ixia	25,549
		Energy Equipment & Services—0.3%
5,940		Archrock, Inc.	68,904
9,781		Ensco PLC	76,487
2,191		National Oilwell Varco, Inc.	70,331
10,600		Noble Corp. PLC	52,364
3,698		Rowan Companies PLC	49,073
291		US Silica Holdings, Inc.	13,441
		TOTAL	330,600
		Financial Services—0.2%
3,244	[1]	Ambac Financial Group, Inc.	59,852
260		First Financial Corp.	10,426
1,172		MainSource Financial Group, Inc.	29,253
887	[1]	Moneygram International, Inc.	6,218
1,015		Nelnet, Inc., Class A	39,768
1,578		Union Bankshares Corp.	44,073
		TOTAL	189,590
		Food & Staples Retailing—0.8%
32,447		Kroger Co.	1,005,208
1,159		SpartanNash Co.	32,452
		TOTAL	1,037,660
		Food Products—2.1%
2,708		Cal-Maine Foods, Inc.	104,664
8,032		Dean Foods Co.	146,664
4,289		Fresh Del Monte Produce, Inc.	258,841
1,555		Ingredion, Inc.	203,969
8,300		Pilgrims Pride Corp.	181,272
2,100		Sanderson Farms, Inc.	188,958
9,329		Smucker (J.M.) Co.	1,224,991
6,731		Tyson Foods, Inc., Class A	476,892
		TOTAL	2,786,251
		Food Wholesaling—0.0%
868	[1]	Omega Protein Corp.	19,356

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Food Wholesaling—continued
2,523	[1]	SUPERVALU, Inc.	$10,824
		TOTAL	30,180
		Furniture—0.0%
1,380		Ethan Allen Interiors, Inc.	42,366
		Gas Distributor—0.0%
519		Northwest Natural Gas Co.	30,517
		Generic Drugs—0.0%
1,323	[1]	Vanda Pharmaceuticals, Inc.	19,647
		Grocery Chain—0.0%
344		Ingles Markets, Inc., Class A	13,588
		Health Care Equipment & Supplies—1.7%
555	[1]	Abiomed, Inc.	58,269
27,108		Baxter International, Inc.	1,290,070
1,943	[1]	Cardiovascular Systems, Inc.	45,524
3,344	[1]	Edwards Lifesciences Corp.	318,416
1,569	[1]	Glaukos Corp.	52,405
3,618	[1]	Hologic, Inc.	130,284
2,666	[1]	IDEXX Laboratories, Inc.	285,635
1,087	[1]	Iradimed Corp.	10,272
5,961	[1]	Lantheus Holdings, Inc.	51,563
		TOTAL	2,242,438
		Health Care Providers & Services—1.5%
6,279		Anthem, Inc.	765,159
18,937	[1]	Community Health Systems, Inc.	99,988
8,603	[1]	Express Scripts Holding Co.	579,842
6,344	[1]	HCA Holdings, Inc.	485,506
1,299	[1]	Radnet, Inc.	9,028
		TOTAL	1,939,523
		Home Building—0.0%
1,709		KB Home	24,849
		Home Health Care—0.0%
1,987	[1]	Cross Country Healthcare, Inc.	22,195
		Hotels Restaurants & Leisure—0.4%
517		Cracker Barrel Old Country Store, Inc.	71,346
995		Marriott Vacations Worldwide Corp.	63,262
6,115		Wyndham Worldwide Corp.	402,612
		TOTAL	537,220
		Household Durables—0.4%
2,483		D. R. Horton, Inc.	71,585
745	[1]	Helen of Troy Ltd.	60,717
4,469		Libbey, Inc.	71,549
5,423		Tupperware Brands Corp.	322,777
368		Whirlpool Corp.	55,134
		TOTAL	581,762
		Independent Power and Renewable Electricity Producers—0.1%
15,600		AES Corp.	183,612
		Industrial Conglomerates—0.1%
621		Carlisle Cos., Inc.	65,112

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Insurance—3.5%
19,260		Aflac, Inc.	$1,326,436
13,907		Assured Guaranty Ltd.	415,680
651		Everest Re Group Ltd.	132,491
15,648		Prudential Financial	1,326,794
2,068		State National Companies, Inc.	21,156
13,148		The Travelers Cos., Inc.	1,422,351
		TOTAL	4,644,908
		International Bank—0.0%
281		Preferred Bank Los Angeles, CA	10,656
		Internet & Catalog Retail—0.4%
634	[1]	Amazon.com, Inc.	500,746
3,225		Travelport Worldwide Ltd.	45,537
		TOTAL	546,283
		Internet Services—0.0%
2,701		EarthLink Network, Inc.	15,450
2,565	[1]	Etsy, Inc.	33,293
		TOTAL	48,743
		Internet Software & Services—1.8%
745	[1]	Alarm.com Holdings, Inc.	21,739
66	[1]	Alphabet, Inc., Class A	53,454
1,942	[1]	Brightcove, Inc.	21,653
1,020	[1]	Care.com, Inc.	9,262
38,659	[1]	eBay, Inc.	1,102,168
9,341	[1]	Facebook, Inc.	1,223,578
		TOTAL	2,431,854
		IT Services—0.3%
10,000		Western Union Co.	200,700
14,300		Xerox Corp.	139,711
		TOTAL	340,411
		Machinery—1.0%
2,951		AGCO Corp.	150,737
15,401	[1]	Colfax Corp.	489,598
1,729		Global Brass & Copper Holdings, Inc.	49,622
15,150	[1]	SPX Corp.	288,002
15,300		Trinity Industries, Inc.	326,655
		TOTAL	1,304,614
		Maritime—0.0%
3,369		DHT Holdings, Inc.	13,712
		Media—1.3%
12,865		CBS Corp., Class B	728,416
34,108	[1]	MSG Networks, Inc.	651,463
10,727		Viacom, Inc., Class B - New	402,906
		TOTAL	1,782,785
		Medical Supplies—0.1%
1,828	[1]	Orthofix International NV	66,996
		Metal Fabrication—0.0%
484		Worthington Industries, Inc.	22,748
		Metals & Mining—0.0%
7,639	[1]	Cloud Peak Energy, Inc.	47,056

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Metals & Mining—continued
719	[1]	Ryerson Holding Corp.	$7,370
		TOTAL	54,426
		Miscellaneous Communications—0.1%
2,689	[1]	Fairpoint Communications, Inc.	41,948
3,145		West Corp.	62,020
		TOTAL	103,968
		Miscellaneous Components—0.0%
570	[1]	Amkor Technology, Inc.	5,284
1,761	[1]	Nanometrics, Inc.	36,787
		TOTAL	42,071
		Mortgage and Title—0.0%
1,610	[1]	MGIC Investment Corp.	13,138
		Multi-Industry Capital Goods—0.0%
384	[1]	DXP Enterprises, Inc.	8,367
505	[1]	Lydall, Inc.	23,609
		TOTAL	31,976
		Multi-Utilities—0.6%
32,785		NiSource, Inc.	762,579
		Multiline Retail—1.7%
2,400		Big Lots, Inc.	104,160
2,169		Dillards, Inc., Class A	132,960
13,170		Kohl's Corp.	576,187
18,284		Macy's, Inc.	667,183
10,475		Target Corp.	719,947
		TOTAL	2,200,437
		Mutual Fund Adviser—0.0%
3,288		Waddell & Reed Financial, Inc., Class A	51,687
		Office Furniture—0.0%
2,416		Knoll, Inc.	52,282
		Office Supplies—0.0%
3,185	[1]	Acco Brands Corp.	35,353
		Oil Gas & Consumable Fuels—2.0%
7,703		Cimarex Energy Co.	994,688
8,120		HollyFrontier Corp.	202,594
737		Occidental Petroleum Corp.	53,735
351		Pioneer Natural Resources, Inc.	62,836
23,052		Valero Energy Corp.	1,365,601
		TOTAL	2,679,454
		Other Communications Equipment—0.0%
713	[1]	Netgear, Inc.	36,006
		Paper & Forest Products—0.1%
3,600		Domtar Corp.	129,420
		Personal Loans—0.1%
6,047	[1]	Ezcorp, Inc., Class A	58,958
		Personal Products—0.3%
9,700		Avon Products, Inc.	63,535
3,095	[1]	Herbalife Ltd.	187,805
3,147		Nu Skin Enterprises, Inc.	194,012
		TOTAL	445,352

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Pharmaceuticals—1.0%
1,078	[1]	Horizon Pharma PLC	$18,024
40,658		Pfizer, Inc.	1,289,265
1,834	[1]	Tetraphase Pharmaceuticals, Inc.	6,419
		TOTAL	1,313,708
		Photo-Optical Component-Equipment—0.0%
161	[1]	Coherent, Inc.	16,763
		Printed Circuit Boards—0.0%
2,960	[1]	TTM Technologies	38,924
		Printing—0.0%
1,034		Quad Graphics, Inc.	24,568
		Property Liability Insurance—0.0%
455		HCI Group, Inc.	12,335
1,339		Heritage Insurance Holdings, Inc.	15,787
803		Universal Insurance Holdings, Inc.	17,104
		TOTAL	45,226
		Real Estate Investment Trusts—2.8%
1,100		American Tower Corp.	128,909
22,700		Blackstone Mortgage Trust, Inc., Class A	685,540
1,500		Coresite Realty Corp., REIT	110,610
2,600		DCT Industrial Trust, Inc.	121,550
1,600		Digital Realty Trust, Inc.	149,488
4,500		Douglas Emmett, Inc.	164,250
2,900		EastGroup Properties, Inc.	196,939
450		Equinix, Inc.	160,776
25,000		Independence Realty Trust	208,250
51,800		New Residential Investment Corp.	723,128
6,000		Retail Opportunity Investments Corp.	120,660
9,000		Rexford Industrial Realty, Inc.	189,540
1,300		Simon Property Group, Inc.	241,748
12,400		Sprit Realty Capital, Inc.	147,684
18,000		Two Harbors Investment Corp.	149,940
1,000		Vornado Realty Trust	92,780
5,250		Weyerhaeuser Co.	157,132
		TOTAL	3,748,924
		Real Estate Management & Development—0.0%
1,388	[1]	Altisource Portfolio Solutions S.A.	35,741
		Recreational Goods—0.1%
2,424	[1]	Smith & Wesson Holding Corp.	64,066
		Regional Banks—0.4%
95		BancFirst Corp.	6,812
1,507		Bryn Mawr Bank Corp.	47,320
679		Cathay Bancorp, Inc.	20,336
3,024		CenterState Banks of Florida	56,488
759		Community Trust Bancorp, Inc.	27,741
1,889		Enterprise Financial Services Corp.	62,526
3,484	[1]	First BanCorp	17,873
710		First Business Financial Services, Inc.	13,384
994		First Interstate BancSystem, Inc., Class A	31,709
4,435	[1]	First NBC Bank Holding Co.	23,949

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Regional Banks—continued
708		Flushing Financial Corp.	$15,165
675		Great Southern Bancorp, Inc.	27,911
1,273		Heartland Financial USA, Inc.	47,674
85		Iberiabank Corp.	5,580
971	[1]	Mercantile Bank Corp.	26,722
569		MidSouth Bancorp, Inc.	5,832
761		OFG Bancorp.	8,105
698		Republic Bancorp, Inc.	22,085
183		Sandy Spring Bancorp, Inc.	5,801
1,062		Sierra Bancorp	18,967
621		Sterling Bancorp	11,178
1,042		TriCo Bancshares	27,425
239		Wintrust Financial Corp.	12,894
		TOTAL	543,477
		Rubber—0.0%
917		Cooper Tire & Rubber Co.	33,700
		Savings & Loan—0.0%
941		First Defiance Financial Corp.	37,151
		Securities Brokerage—0.0%
339	[1]	Piper Jaffray Cos., Inc.	19,170
		Semiconductor Manufacturing—0.1%
930	[1]	Ceva, Inc.	27,947
575	[1]	Cirrus Logic, Inc.	31,038
		TOTAL	58,985
		Semiconductor Manufacturing Equipment—0.0%
1,753	[1]	Alpha & Omega Semiconductor Ltd.	37,041
		Semiconductors & Semiconductor Equipment—1.4%
2,628	[1]	Advanced Energy Industries, Inc.	125,356
1,727	[1]	Advanced Micro Devices, Inc.	12,486
16,060		Applied Materials, Inc.	467,025
33,571		Intel Corp.	1,170,621
891		NVIDIA Corp.	63,403
		TOTAL	1,838,891
		Software—1.3%
12,270		CA, Inc.	377,180
14,087	[1]	Citrix Systems, Inc.	1,194,578
4,307	[1]	Nuance Communications, Inc.	60,384
808	[1]	Proofpoint, Inc.	63,331
204	[1]	Varonis Systems, Inc.	5,824
		TOTAL	1,701,297
		Software Packaged/Custom—0.1%
223	[1]	Barracuda Networks, Inc.	5,200
185		Ebix, Inc.	10,360
4,093	[1]	Five9, Inc.	58,612
341	[1]	Paycom Software, Inc.	17,640
278	[1]	Synchronoss Technologies, Inc.	10,205
		TOTAL	102,017
		Specialty Chemicals—0.1%
750		KMG Chemicals, Inc.	20,355

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Specialty Chemicals—continued
1,107		Rayonier Advanced Materials, Inc.	$14,313
1,539		Trinseo SA	80,721
		TOTAL	115,389
		Specialty Retail—1.4%
5,200		Abercrombie & Fitch Co., Class A	75,972
7,113		Bed Bath & Beyond, Inc.	287,507
5,221		Best Buy Co., Inc.	203,149
1,180	[1]	Build-A-Bear Workship, Inc.	15,930
1,200		Children's Place, Inc./The	91,140
939		Foot Locker, Inc.	62,697
5,995		GNC Holdings, Inc.	80,513
5,192		GameStop Corp.	124,868
15,027		Gap (The), Inc.	414,595
3,800		Guess ?, Inc.	51,300
989	[1]	Murphy USA, Inc.	68,023
4,725		Rent-A-Center, Inc.	47,675
3,900	[1]	Sally Beauty Holdings, Inc.	101,166
13,300		Staples, Inc.	98,420
687	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	167,175
1,135	[1]	Zumiez, Inc.	25,254
		TOTAL	1,915,384
		Specialty Retailing—0.1%
3,023	[1]	Office Depot, Inc.	9,522
3,903		Pier 1 Imports, Inc.	16,822
2,496		Tailored Brands, Inc.	39,437
		TOTAL	65,781
		Technology Hardware Storage & Peripherals—2.6%
6,503		Apple, Inc.	738,351
1,032		CPI Card Group, Inc.	5,676
96,047	[1]	HP, Inc.	1,391,721
6,212		International Business Machines Corp.	954,722
10,850		NetApp, Inc.	368,249
		TOTAL	3,458,719
		Telecommunication Equipment & Services—0.1%
1,150	[1]	Mastec, Inc.	32,832
1,864	[1]	Neustar Inc, Class A	41,847
477	[1]	Ubiquiti Networks, Inc.	25,009
		TOTAL	99,688
		Telecommunication Services—0.0%
13,358	[1]	Intelsat S.A.	36,200
		Textiles Apparel & Luxury Goods—0.2%
3,861	[1]	Fossil Group, Inc.	105,289
7,184	[1]	Skechers USA, Inc., Class A	151,080
		TOTAL	256,369
		Thrifts & Mortgage Finance—0.1%
820		Meta Financial Group, Inc.	60,065
1,913	[1]	Walter Investment Management Corp.	9,565
		TOTAL	69,630

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Trading Companies & Distributors—0.1%
1,944	[1]	United Rentals, Inc.	$147,083
		Truck Manufacturing—0.1%
2,407		Spartan Motors, Inc.	20,580
3,371	[1]	Wabash National Corp.	37,924
		TOTAL	58,504
		Undesignated Consumer Cyclicals—0.0%
1,450		Convergys Corp.	42,340
512		Weight Watchers International, Inc.	5,263
		TOTAL	47,603
		Undesignated Consumer Staples—0.0%
1,135		Medifast, Inc.	46,603
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,398,646)	62,511,869
		ASSET-BACKED SECURITIES—1.0%
		Auto Receivables—0.2%
$22,286		CS First Boston Mortgage Securities Corp. 2002-HE4, Class AF, 5.51%, 08/25/2032	25,717
115,000	[2,3]	Navistar Financial Dealer Note Master Trust 2016-1, Class A, 2.146%,09/27/2021	115,155
25,000		Santander Drive Auto Receivables Trust 2013-1, Class D, 2.27%, 01/15/2019	25,133
100,000		Santander Drive Auto Receivables Trust 2016-2, Class C, 2.66%, 11/15/2021	101,507
		TOTAL	267,512
		Credit Card—0.7%
350,000		Capital One Multi-Asset Execution Trust 2004-B3, Class B3, 1.265%, 01/18/2022	350,843
250,000		Citibank Credit Card Issuance Trust 2014-A2, Class A2, 1.020%, 02/22/2019	250,025
300,000	[2,3]	Penarth Master Issuer 2015-1A, Class A1, 0.936%, 03/18/2019	299,889
		TOTAL	900,757
		Other—0.1%
100,000		Navient Student Loan Trust 2014-1, Class A2, 0.844%, 03/27/2023	99,908
128,000	[2,3]	PFS Financing Corp. 2016-BA, Class A, 1.87%, 10/15/2021	128,188
		TOTAL	228,096
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,391,475)	1,396,365
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.9%
		Commercial Mortgage—2.9%
170,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	175,175
711	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class1A, 6.295%, 03/25/2031	729
190,000		CD Commercial Mortgage Trust 2016-CD1 A4, 2.724%, 08/10/2049	189,834
200,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 04/10/2046	206,190
350,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 09/10/2058	376,464
125,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, Class B, 4.612%, 05/15/2045	136,542
70,000		Commercial Mortgage Pass-Through Certificates 2012-CR1, ClassAM, 3.912%, 05/15/2045	74,855
200,000	[2,3]	Commercial Mortgage Trust 2013-CR8, Class B, 4.097%, 06/10/2046	210,046
200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.490%,10/10/2047	215,278
300,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 02/10/2048	311,037
200,000	[2,3]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045	208,492
2,112		Federal Home Loan Mortgage Corp. REMIC 1311 K, 7.000%, 07/15/2022	2,285
3,334		Federal Home Loan Mortgage Corp. REMIC 1384 D, 7.000%, 09/15/2022	3,659
7,312		Federal Home Loan Mortgage Corp. REMIC 2497 JH, 6.000%, 09/15/2032	8,285
79,140		Federal Home Loan Mortgage Corp. REMIC K055 A1, 2.263%, 04/25/2025	80,750
300,000		Federal Home Loan Mortgage Corp. REMIC K504 A2, 2.566%, 09/25/2020	310,249
8,752		Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, 07/25/2023	9,650

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,782		Federal National Mortgage Association REMIC 2003-35 UC, 3.750%, 05/25/2033	$1,863
100,000		GS Mortgage Securities Corp. II 2012-GCJ7 AS, 4.085%, 05/10/2045	108,533
135,000		GS Mortgage Securities Corp. II 2012-GCJ7 B, 4.740%, 05/10/2045	147,123
7,590		Government National Mortgage Association REMIC 2002-17 B, 6.000%, 03/20/2032	8,524
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4 Class A3, 3.0783%, 12/15/2049	206,113
100,000		Merrill Lynch Mortgage Trust 2008-C1, Class AM, 6.263%, 02/12/2051	104,563
50,000		Morgan Stanley Capital I 2007-IQ16, Class AM, 6.255%, 12/12/2049	51,617
100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 03/15/2045	105,149
150,000	[2,3]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 04/10/2046	155,789
25,000		WF-RBS Commercial Mortgage Trust 2012-C6, Class B, 4.697%, 04/15/2045	27,314
300,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	320,306
150,000		WF-RBS Commercial Mortgage Trust 2014-C25, Class B, 4.236%,11/15/2047	157,709
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $3,836,412)	3,914,123
		CORPORATE BONDS—16.9%
		Basic Industry - Chemicals—0.1%
35,000	[2,3]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.000%, 12/10/2019	37,817
70,000		RPM International, Inc., 6.500%, 02/15/2018	74,118
20,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	22,280
22,000		Rohm & Haas Co., 6.000%, 09/15/2017	22,855
		TOTAL	157,070
		Basic Industry - Metals & Mining—0.5%
100,000		Alcoa, Inc., 5.870%, 02/23/2022	107,420
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 04/15/2040	15,225
100,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 08/01/2022	102,680
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 03/01/2023	61,051
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 07/15/2021	41,421
20,000	[2,3]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.200%, 10/01/2022	20,794
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	102,702
20,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	21,938
160,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.500%, 04/15/2020	179,938
		TOTAL	653,169
		Basic Industry - Paper—0.0%
10,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.250%, 03/15/2023	9,912
20,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.700%, 03/15/2021	21,580
		TOTAL	31,492
		Capital Goods - Aerospace & Defense—0.3%
211,000	[2,3]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 09/16/2023	223,660
20,000		Raytheon Co., Sr. Note, 4.400%, 02/15/2020	21,853
10,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,437
40,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 02/15/2067	29,000
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	52,115
50,000		Textron, Inc., Sr. Unsecd. Note, 4.300%, 03/01/2024	53,928
		TOTAL	390,993
		Capital Goods - Building Materials—0.1%
80,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	83,600
		Capital Goods - Construction Machinery—0.0%
40,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/01/2021	44,005

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.4%
$15,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 04/15/2020	$16,289
30,000		General Electric Capital, Sr. Unsecd. Note, Series GMTN, 3.100%, 01/09/2023	31,715
200,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	213,038
80,000		Hubbell, Inc., 5.950%, 06/01/2018	85,607
50,000		Pentair, Ltd., Company Guarantee, 5.000%, 05/15/2021	53,479
15,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	17,242
14,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 04/20/2020	15,839
50,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/01/2046	50,235
		TOTAL	483,444
		Capital Goods - Environmental—0.1%
85,000		Republic Services, Inc., Company Guarantee, 5.500%, 09/15/2019	94,086
		Capital Goods - Packaging—0.1%
45,000		Packaging Corp. of America, Sr. Unsecd. Note, 3.900%, 06/15/2022	47,409
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.000%, 03/01/2023	10,521
10,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.450%, 03/01/2019	10,560
		TOTAL	68,490
		Communications - Cable & Satellite—0.3%
200,000	[2,3]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 4.908%, 07/23/2025	216,166
90,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.150%, 04/30/2020	100,286
30,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	34,318
		TOTAL	350,770
		Communications - Media & Entertainment—0.6%
75,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	86,205
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	33,141
30,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.250%, 11/15/2017	30,263
25,000		Moody's Corp., Sr. Unsecd. Note, 5.500%, 09/01/2020	28,077
250,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	260,330
20,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 05/01/2022	21,281
30,000		Viacom, Inc., 2.500%, 09/01/2018	30,347
25,000		Viacom, Inc., Sr. Unsecd. Note, 2.500%, 12/15/2016	25,055
100,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	103,341
150,000		WPP Finance 2010, Sr. Unsecd. Note, 5.625%, 11/15/2043	174,145
		TOTAL	792,185
		Communications - Telecom Wireless—0.3%
100,000		American Tower Corp., Sr. Unsecd. Note, 3.400%, 02/15/2019	103,696
50,000		American Tower Corp., Sr. Unsecd. Note, 4.500%, 01/15/2018	51,699
150,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	154,005
90,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 05/15/2022	93,886
		TOTAL	403,286
		Communications - Telecom Wirelines—0.2%
90,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	97,706
175,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.150%, 09/15/2023	200,158
		TOTAL	297,864
		Consumer Cyclical - Automotive—0.9%
175,000		American Honda Finance Co., Series MTN, 1.051%, 07/14/2017	175,112
175,000		American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 08/15/2019	178,730
10,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 01/18/2031	16,030
100,000		Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	100,486
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	205,886

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$150,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	$152,746
160,000		General Motors Financial Co., Sr. Unsecd. Note, 3.200%, 07/06/2021	161,826
10,000	[2,3]	Harley-Davidson Financial Services, Inc., Sr. Unsecd. Note, Series 144A, 2.700%, 03/15/2017	10,052
100,000	[2,3]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 08/09/2018	101,974
65,000	[2,3]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.500%, 04/03/2018	66,696
		TOTAL	1,169,538
		Consumer Cyclical - Leisure—0.2%
200,000	[2]	Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	217,733
		Consumer Cyclical - Lodging—0.1%
30,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 07/15/2023	30,503
50,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 03/01/2019	51,334
		TOTAL	81,837
		Consumer Cyclical - Retailers—1.0%
50,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	53,684
40,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 04/21/2026	40,422
250,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	256,432
175,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	174,146
160,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	171,721
125,000		Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 09/15/2026	120,753
10,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 01/14/2021	10,990
80,000		Under Armour, Inc., Sr. Unsecd. Note, 3.250%, 06/15/2026	79,072
35,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	37,524
300,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 4.300%, 04/22/2044	337,795
		TOTAL	1,282,539
		Consumer Cyclical - Services—0.1%
65,000		Expedia, Inc., Company Guarantee, 5.950%, 08/15/2020	72,957
10,000		University of Southern California, Sr. Unsecd. Note, 5.250%, 10/01/2111	12,642
70,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	73,136
		TOTAL	158,735
		Consumer Non-Cyclical - Food/Beverage—0.6%
140,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/01/2026	137,805
200,000	[2,3]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.200%, 04/09/2023	197,429
280,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	283,257
50,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	53,469
150,000		PepsiCo, Inc., 2.750%, 04/30/2025	153,399
		TOTAL	825,359
		Consumer Non-Cyclical - Health Care—0.1%
15,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.200%, 10/01/2022	15,427
10,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 08/23/2022	10,724
30,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	31,311
10,000		Zimmer Holdings, Inc., Sr. Note, 5.750%, 11/30/2039	11,713
		TOTAL	69,175
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
30,000		Pfizer, Inc., Sr. Unsecd. Note, 6.200%, 03/15/2019	33,233
		Consumer Non-Cyclical - Products—0.2%
200,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	216,351
		Consumer Non-Cyclical - Tobacco—0.0%
24,000		Altria Group, Inc., 9.250%, 08/06/2019	28,956

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—continued
$30,000		Philip Morris International, Inc., 5.650%, 05/16/2018	$31,949
		TOTAL	60,905
		Energy - Independent—0.4%
250,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	255,094
30,000		EOG Resources, Inc., Note, 5.625%, 06/01/2019	32,880
100,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	96,769
75,000		XTO Energy, Inc., 6.375%, 06/15/2038	102,509
60,000		XTO Energy, Inc., 6.750%, 08/01/2037	85,826
		TOTAL	573,078
		Energy - Integrated—0.4%
30,000		BP Capital Markets America, Inc., Company Guarantee, 4.200%, 06/15/2018	31,190
135,000		BP Capital Markets PLC, 3.119%, 05/04/2026	136,821
75,000		Husky Energy, Inc., 4.000%, 04/15/2024	79,081
100,000		Husky Oil Ltd., Deb., 7.550%, 11/15/2016	100,182
50,000		Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 01/27/2021	49,635
25,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 01/18/2024	25,168
145,000		Shell International Finance BV, Sr. Unsecd. Note, 4.000%, 05/10/2046	144,057
		TOTAL	566,134
		Energy - Midstream—0.5%
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 02/01/2024	78,736
100,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 03/15/2025	98,753
170,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	177,079
10,000	[2,3]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.450%, 07/15/2020	10,914
150,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.000%, 03/01/2043	143,766
100,000		Kinder Morgan, Inc., 5.050%, 02/15/2046	97,326
20,000	[2,3]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.800%, 10/15/2022	19,948
30,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	31,334
		TOTAL	657,856
		Energy - Oil Field Services—0.1%
15,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	15,080
20,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 09/15/2021	19,719
50,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 09/15/2023	49,915
15,000		Noble Holding International Ltd., Company Guarantee, 4.900%, 08/01/2020	13,350
		TOTAL	98,064
		Energy - Refining—0.2%
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 03/01/2041	10,837
50,000		Phillips 66, Sr. Unsecd. Note, 4.300%, 04/01/2022	54,995
30,000		Valero Energy Corp., 7.500%, 04/15/2032	38,113
10,000		Valero Energy Corp., 9.375%, 03/15/2019	11,706
95,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	111,595
		TOTAL	227,246
		Financial Institution - Banking—4.0%
74,000		American Express Co., 2.650%, 12/02/2022	75,364
250,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	252,691
50,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.250%, 02/01/2019	50,719
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	308,343
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 05/13/2021	110,992
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 04/21/2025	205,766
50,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.450%, 04/09/2018	50,077

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$350,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.800%, 05/04/2026	$353,656
250,000		Branch Banking & Trust Co., Sub. Note, 3.800%, 10/30/2026	268,082
120,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	124,887
200,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	203,570
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	254,793
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 05/01/2026	173,267
100,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	105,638
25,000		City National Corp., Sr. Unsecd. Note, 5.250%, 09/15/2020	28,016
30,000		Comerica, Inc., 3.800%, 07/22/2026	30,601
200,000		Fifth Third Bancorp, Sr. Unsecd. Note, 1.350%, 06/01/2017	200,203
80,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 07/27/2020	82,831
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 01/22/2023	289,827
25,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	31,050
30,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.150%, 04/01/2018	31,886
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 02/01/2041	194,324
50,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 04/05/2021	55,136
250,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 04/01/2019	252,185
400,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	411,013
250,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.015%, 07/25/2017	250,077
65,000		Morgan Stanley, Sr. Unsecd. Note, 4.750%, 03/22/2017	65,937
120,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 04/21/2021	120,994
175,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 05/22/2023	184,707
20,000		Murray Street Investment Trust I, Sr. Unsecd. Note, 4.647%, 03/09/2017	20,253
210,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	217,960
130,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	134,346
30,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.750%, 02/01/2018	31,570
70,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	76,122
100,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	109,224
		TOTAL	5,356,107
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 01/15/2026	84,721
125,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 04/15/2021	145,318
13,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 04/01/2024	14,831
		TOTAL	244,870
		Financial Institution - Finance Companies—0.1%
170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 02/01/2022	173,692
		Financial Institution - Insurance - Health—0.2%
170,000		Aetna, Inc., Sr. Unsecd. Note, 3.200%, 06/15/2026	171,317
45,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 07/15/2045	52,117
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	59,301
		TOTAL	282,735
		Financial Institution - Insurance - Life—0.8%
200,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 06/15/2023	213,682
10,000		Aflac, Inc., Sr. Unsecd. Note, 6.900%, 12/17/2039	13,721
25,000		American International Group, Inc., 4.500%, 07/16/2044	25,553
35,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 02/15/2024	37,713
10,000		Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	10,822
275,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	274,893
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 08/01/2039	16,375

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$250,000		MetLife, Inc., Sr. Unsecd. Note, 3.600%, 04/10/2024	$265,181
15,000	[2,3]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 06/15/2040	19,822
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 05/15/2023	10,119
10,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 09/15/2022	10,313
150,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 5.625%, 05/12/2041	180,306
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	63,360
		TOTAL	1,141,860
		Financial Institution - Insurance - P&C—0.3%
1,000		ACE INA Holdings, Inc., Sr. Note, 5.700%, 02/15/2017	1,013
80,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	83,159
30,000		CNA Financial Corp., Sr. Unsecd. Note, 7.350%, 11/15/2019	34,405
20,000		Chubb Corp., Sr. Note, 5.750%, 05/15/2018	21,334
100,000	[2,3]	Liberty Mutual Group, Inc., Series 144A, 4.850%, 08/01/2044	103,874
65,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	100,033
		TOTAL	343,818
		Financial Institution - REIT - Apartment—0.1%
20,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	20,400
10,000		UDR, Inc., Company Guarantee, 4.625%, 01/10/2022	11,029
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.95%, 09/01/2026	69,167
		TOTAL	100,596
		Financial Institution - REIT - Healthcare—0.1%
40,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 04/15/2020	45,280
50,000		Healthcare Trust of America, 3.700%, 04/15/2023	51,423
		TOTAL	96,703
		Financial Institution - REIT - Office—0.1%
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	52,301
50,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2022	54,303
55,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	60,944
		TOTAL	167,548
		Financial Institution - REIT - Other—0.1%
75,000		Liberty Property LP, 6.625%, 10/01/2017	78,479
50,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	52,599
75,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	78,268
		TOTAL	209,346
		Financial Institution - REIT - Retail—0.1%
50,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	52,412
20,000		Regency Centers LP, Company Guarantee, 4.800%, 04/15/2021	22,046
30,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 06/01/2020	33,813
		TOTAL	108,271
		Sovereign—0.0%
30,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 06/15/2022	32,999
		Technology—1.1%
45,000		Apple, Inc., Sr. Unsecd. Note, 1.000%, 05/03/2018	44,951
30,000		Apple, Inc., Sr. Unsecd. Note, 2.400%, 05/03/2023	30,159
100,000		Apple, Inc., Sr. Unsecd. Note, Series 30 Year, 3.850%, 08/04/2046	97,816
115,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 06/15/2025	120,109
140,000		Automatic Data Processing, Inc., 3.375%, 09/15/2025	150,619
20,000		Corning, Inc., Unsecd. Note, 4.750%, 03/15/2042	20,687
240,000	[2,3]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	261,982

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Technology—continued
$125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	$125,645
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.500%, 04/15/2023	104,294
180,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.000%, 10/15/2025	203,018
70,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	74,238
20,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 08/10/2022	20,418
50,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	55,655
10,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 09/12/2022	10,663
25,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 01/15/2019	26,529
50,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 06/15/2045	52,739
20,000		Xerox Corp., Sr. Unsecd. Note, 2.950%, 03/15/2017	20,118
		TOTAL	1,419,640
		Transportation - Airlines—0.1%
130,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 03/01/2017	131,761
		Transportation - Railroads—0.2%
50,000		Burlington Northern Santa Fe Corp., Deb., 5.750%, 05/01/2040	63,994
30,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 05/15/2023	30,302
225,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 06/01/2026	225,199
		TOTAL	319,495
		Transportation - Services—0.1%
90,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	94,107
50,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	50,724
30,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.125%, 01/15/2021	31,949
		TOTAL	176,780
		Utility - Electric—1.3%
5,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.650%, 04/01/2019	5,593
110,000		Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 09/01/2026	107,311
70,000	[2,3]	Electricite de France SA, Note, Series 144A, 5.600%, 01/27/2040	79,159
140,000	[2,3]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.750%, 06/15/2046	148,636
170,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	176,310
200,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	207,012
100,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 06/15/2022	106,593
10,000		Great Plains Energy, Inc., Note, 4.850%, 06/01/2021	10,925
4,756	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 07/01/2017	4,865
70,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	76,455
110,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	117,790
25,000		National Rural Utilities, Sr. Unsecd. Note, Series MTNC, 8.000%, 03/01/2032	36,633
50,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 09/15/2019	51,325
80,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.250%, 03/01/2018	84,248
250,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	251,556
50,000		Progress Energy, Inc., 7.050%, 03/15/2019	56,267
175,000		Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	180,250
10,000		TECO Finance, Inc., Company Guarantee, 5.150%, 03/15/2020	10,940
40,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/01/2020	42,793
		TOTAL	1,754,661
		Utility - Natural Gas—0.2%
20,000		Atmos Energy Corp., 8.500%, 03/15/2019	23,120
100,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	104,672
50,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 09/15/2021	53,106
40,000		Enbridge, Inc., Sr. Note, 5.600%, 04/01/2017	40,753

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$65,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 03/01/2023	$65,281
		TOTAL	286,932
		TOTAL CORPORATE BONDS (IDENTIFIED COST $21,376,668)	22,436,051
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
70,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $70,000)	87,778
		U.S. TREASURY—2.0%
400,000		United States Treasury Bond, 2.500%, 02/15/2046	393,112
225,000		United States Treasury Bond, 2.500%, 05/15/2046	221,193
600,000		United States Treasury Note, 0.750%, 07/31/2018	599,156
300,000		United States Treasury Note, 0.750%, 08/31/2018	299,493
200,000		United States Treasury Note, 0.875%, 06/15/2019	199,570
305,000		United States Treasury Note, 1.625%, 05/15/2026	299,724
10,000		United States Treasury Note, 2.250%, 11/15/2024	10,404
253,903		U.S. Treasury Inflation-Protected Note, 0.375%, 07/15/2025	260,397
159,618		U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 01/15/2022	162,687
177,506	[5]	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 07/15/2024	179,233
		TOTAL U.S. TREASURY (IDENTIFIED COST $2,648,420)	2,624,969
		EXCHANGE-TRADED FUNDS—5.2%
96,000		iShares MSCI EAFE ETF	5,550,720
30,000		iShares Core MSCI Emerging Markets ETF	1,354,200
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $7,715,044)	6,904,920
		INVESTMENT COMPANIES—21.8%[6]
168,308		Emerging Markets Core Fund	1,725,153
241,771		Federated Bank Loan Core Fund	2,444,307
2,470,445		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.46%[7]	2,470,445
1,520,906		Federated Mortgage Core Portfolio	15,239,476
311,064		Federated Project and Trade Finance Core Fund	2,892,893
674,054		High Yield Bond Portfolio	4,246,541
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $29,421,810)	29,018,815
		TOTAL INVESTMENTS—96.9% (IDENTIFIED COST $130,858,475)[8]	128,894,890
		OTHER ASSETS AND LIABILITIES - NET—3.1%[9]	4,137,627
		TOTAL NET ASSETS—100%	$133,032,517

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	86	$18,760,094	December 2016	$(21,342)
[1]United States Treasury Long Bond Long Futures	2	$325,438	December 2016	$(15,199)
[1]United States Treasury Ultra Bond Long Futures	8	$1,407,500	December 2016	$(86,275)
[1]United States Treasury Note 5-Year Short Futures	43	$5,194,266	December 2016	$27,110
[1]United States Treasury Note 10-Year Short Futures	28	$3,629,500	December 2016	$39,216
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(56,490)

The average notional value of long and short futures contracts held by the Fund throughout the period was $17,969,625 and $8,604,823, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $3,431,351, which represented 2.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $3,213,618, which represented 2.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at October 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.350%, 10/05/2020	3/24/2010	$200,000	$217,733
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
5	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisy the obligations of its outstanding futures contracts.
6	Affiliated holdings.
Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:
	Emerging Markets Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 7/31/2016	166,883	220,091	4,202,435	1,511,148	307,620	826,313	7,234,490
Purchases/ Additions	1,425	21,680	5,998,261	9,758	3,444	11,582	5,046,150
Sales/ Reductions	—	—	(7,730,251)	—	—	(163,841)	(7,894,092)
Balance of Shares Held 10/31/2016	168,308	241,771	2,470,445	1,520,906	311,064	674,054	5,386,548
Value	$1,725,153	$2,444,307	$2,470,445	$15,239,476	$2,892,893	$ 4,246,541	$29,018,815
Dividend Income	$22,256	$28,636	$2,852	$97,970	$32,052	$72,846	$256,612
7	7-day net yield.
8	At October 31, 2016, the cost of investments for federal tax purposes was $130,858,475. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $1,963,585. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,949,951 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,913,536.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$60,129,357	$—	$—	$60,129,357

Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
International	2,382,512	—	—	2,382,512
Debt Securities:
Asset-Backed Securities	—	1,396,365	—	1,396,365
Collateralized Mortgage Obligations	—	3,914,123	—	3,914,123
Corporate Bonds	—	22,436,051	—	22,436,051
Municipal Bonds	—	87,778	—	87,778
U.S. Treasury	—	2,624,969	—	2,624,969
Exchange-Traded Funds	6,904,920	—	—	6,904,920
Investment Companies[1]	2,470,445	—	—	29,018,815
TOTAL SECURITIES	$71,887,234	$30,459,286	$—	$128,894,890
Other Financial Instruments[2]
Assets	$66,326	$—	$—	$66,326
Liabilities	(122,816)	—	—	(122,816)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(56,490)	$—	$—	$(56,490)
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $26,548,370 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
AMBAC	—American Municipal Bond Assurance Corporation
GO	—General Obligation
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
22
Federated MDT Large Cap Growth Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Airline - National—1.0%
13,961	[1]	Jet Blue Airways Corp.	$244,038
8,151	[1]	United Continental Holdings, Inc.	458,331
		TOTAL	702,369
		Airline - Regional—0.7%
3,366		Alaska Air Group, Inc.	243,092
6,776		Southwest Airlines Co.	271,379
		TOTAL	514,471
		Airlines—0.9%
15,518		Delta Air Lines, Inc.	648,187
		AT&T Divestiture—2.0%
30,459		Verizon Communications, Inc.	1,465,078
		Auto Manufacturing—0.4%
25,317		Ford Motor Co.	297,222
		Auto Original Equipment Manufacturers—2.0%
12,007		Lear Corp.	1,474,219
		Auto Rentals—0.4%
4,164	[1]	United Rentals, Inc.	315,048
		Baking—0.3%
12,348		Flowers Foods, Inc.	191,641
		Biotechnology—3.4%
12,337		Amgen, Inc.	1,741,491
1,030	[1]	Charles River Laboratories International, Inc.	78,156
8,107		Gilead Sciences, Inc.	596,919
3,637	[1]	Myriad Genetics, Inc.	71,685
		TOTAL	2,488,251
		Broadcasting—1.9%
1,248	[1]	AMC Networks, Inc.	61,065
19,073		CBS Corp., Class B	1,079,913
9,100	[1]	Discovery Communications, Inc.	237,601
		TOTAL	1,378,579
		Building Supply Stores—0.8%
8,563		Lowe's Cos., Inc.	570,724
		Cable TV—2.3%
73,976	[1]	MSG Networks, Inc.	1,412,942
6,968		Viacom, Inc., Class B	261,718
		TOTAL	1,674,660
		Chemicals—2.2%
19,526		LyondellBasell Investment LLC	1,553,293
		Clothing Stores—2.1%
7,887	[1]	Fossil, Inc.	215,078
38,363		Gap (The), Inc.	1,058,435
4,310	[1]	Michael Kors Holdings Ltd.	218,862
		TOTAL	1,492,375
		Commercial Services—0.1%
3,882	[1]	R.R. Donnelley & Sons Co.	68,906
1

Shares			Value
		COMMON STOCKS—continued
		Computer Peripherals—2.2%
14,780		NVIDIA Corp.	$1,051,745
16,792		NetApp, Inc.	569,920
		TOTAL	1,621,665
		Computers - High End—2.6%
12,325		IBM Corp.	1,894,229
		Computers - Low End—5.6%
35,355		Apple, Inc.	4,014,207
		Contracting—0.1%
2,771		Chicago Bridge & Iron Co., N.V.	88,727
		Cosmetics & Toiletries—1.1%
15,906		Avon Products, Inc.	104,184
5,600	[1]	Sally Beauty Holdings, Inc.	145,264
2,254	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	548,489
		TOTAL	797,937
		Defense Aerospace—1.0%
15,012	[1]	Spirit Aerosystems Holdings, Inc., Class A	756,004
		Department Stores—0.2%
2,873		Dillards, Inc., Class A	176,115
		Discount Department Stores—0.4%
4,592		Foot Locker, Inc.	306,608
		Diversified Consumer Services—0.1%
2,697	[1]	ServiceMaster Global Holdings, Inc.	96,526
		Ethical Drugs—2.4%
12,376		Bristol-Myers Squibb Co.	630,062
9,258	[1]	United Therapeutics Corp.	1,111,608
		TOTAL	1,741,670
		Financial Services—4.0%
14,400		Ally Financial, Inc.	260,208
19,726		Ameriprise Financial, Inc.	1,743,581
44,090		Western Union Co.	884,886
		TOTAL	2,888,675
		Grocery Chain—2.1%
49,399		Kroger Co.	1,530,381
		Home Building—0.3%
6,284		D. R. Horton, Inc.	181,168
		Home Products—0.8%
9,449		Tupperware Brands Corp.	562,404
		Hospitals—1.4%
12,720	[1]	HCA, Inc.	973,462
		Hotels and Motels—2.6%
28,003		Wyndham Worldwide Corp.	1,843,718
		Internet Services—8.6%
2,840	[1]	Amazon.com, Inc.	2,243,089
49,814	[1]	eBay, Inc.	1,420,197
16,798	[1]	Facebook, Inc.	2,200,370
5,171		IAC Interactive Corp.	333,219
		TOTAL	6,196,875
		Internet Software & Services—3.6%
3,221	[1]	Alphabet, Inc.	2,608,688
2

Shares			Value
		COMMON STOCKS—continued
		Life Insurance—1.4%
12,000		Prudential Financial, Inc.	$1,017,480
		Medical Supplies—2.2%
33,882		Baxter International, Inc.	1,612,444
		Medical Technology—3.1%
3,020	[1]	Abiomed, Inc.	317,070
3,596	[1]	Edwards Lifesciences Corp.	342,411
14,608	[1]	IDEXX Laboratories, Inc.	1,565,101
		TOTAL	2,224,582
		Miscellaneous Food Products—0.1%
575		Ingredion, Inc.	75,423
		Multi-Industry Capital Goods—0.4%
8,247	[1]	HD Supply, Inc.	272,151
		Multiline Retail—2.0%
38,769		Macy's, Inc.	1,414,681
		Mutual Fund Adviser—0.1%
2,300		Waddell & Reed Financial, Inc., Class A	36,156
		Office Equipment—0.7%
28,428		Pitney Bowes, Inc.	507,156
		Packaged Foods—0.2%
2,479		Campbell Soup Co.	134,709
		Personal Loans—0.2%
727	[1]	Credit Acceptance Corp.	133,841
		Pharmaceuticals—1.6%
20,912		AbbVie, Inc.	1,166,471
		Plastic Containers—0.1%
2,262		Sealed Air Corp.	103,215
		Pollution Control—1.0%
10,786		Waste Management, Inc.	708,209
		Poultry Products—0.6%
6,371		Tyson Foods, Inc., Class A	451,385
		Property Liability Insurance—1.0%
6,906		The Travelers Cos., Inc.	747,091
		Rubber—0.6%
14,600		Goodyear Tire & Rubber Co.	423,838
		Semiconductor Manufacturing—0.9%
18,872		Intel Corp.	658,067
		Semiconductor Manufacturing Equipment—2.2%
53,981		Applied Materials, Inc.	1,569,767
		Services to Medical Professionals—2.1%
22,732	[1]	Express Scripts Holding Co.	1,532,137
		Shipbuilding—2.1%
9,185		Huntington Ingalls Industries, Inc.	1,482,092
		Shoes—0.3%
9,198	[1]	Skechers USA, Inc., Class A	193,434
		Soft Drinks—3.0%
6,119		Dr. Pepper Snapple Group, Inc.	537,187
15,311		PepsiCo, Inc.	1,641,339
		TOTAL	2,178,526
		Software Packaged/Custom—8.3%
765	[1]	Adobe Systems, Inc.	82,245
3

Shares			Value
		COMMON STOCKS—continued
		Software Packaged/Custom—continued
35,613		CA, Inc.	$1,094,744
6,634		CDW Corp.	297,933
19,568	[1]	Citrix Systems, Inc.	1,659,366
5,077	[1]	Electronic Arts, Inc.	398,646
11,345		Marketaxess Holdings, Inc.	1,710,372
16,944		Symantec Corp.	424,108
4,073	[1]	VMware, Inc., Class A	320,138
		TOTAL	5,987,552
		Specialty Retailing—2.2%
27,388		Bed Bath & Beyond, Inc.	1,107,023
5,900		Big Lots, Inc.	256,060
4,516		GNC Holdings, Inc.	60,650
1,560		Nordstrom, Inc.	81,120
698		Signet Jewelers Ltd.	56,719
		TOTAL	1,561,572
		Technology Hardware Storage & Peripherals—0.2%
4,349	[1]	Teradata Corp.	117,249
		Telecommunication Equipment & Services—1.0%
9,988		Motorola, Inc.	724,929
		Toys & Games—0.1%
994		Hasbro, Inc.	82,910
		Undesignated Consumer Cyclicals—0.8%
3,443	[1]	Herbalife Ltd.	208,921
5,300		Nu Skin Enterprises, Inc., Class A	326,745
3,300		Weight Watchers International, Inc.	33,924
		TOTAL	569,590
		Undesignated Consumer Staples—0.1%
3,283		Block (H&R), Inc.	75,411
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,974,675)	70,876,150
		INVESTMENT COMPANY—1.5%
1,045,703	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	1,045,703
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $70,020,378)[4]	71,921,853
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	218,461
		TOTAL NET ASSETS—100%	$72,140,314
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:
Federated Institutional Prime Value Obligations Fund
Balance of Shares Held 7/31/2016	1,355,892
Purchases/Additions	4,261,557
Sales/Reductions	(4,571,746)
Balance of Shares Held 10/31/2016	1,045,703
Value	$ 1,045,703
Dividend Income	$ 1,088
4

3	7-day net yield.
4	At October 31, 2016, the cost of investments for federal tax purposes was $70,020,378. The net unrealized appreciation of investments for federal tax purposes was $1,901,475. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,533,561 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,632,086.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated MDT Small Cap Core Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.2%
		Airline - Regional—2.2%
20,529	[1]	Hawaiian Holdings, Inc.	$924,318
12,317		SkyWest, Inc.	371,358
		TOTAL	1,295,676
		Apparel—0.6%
15,155	[1]	Express, Inc.	182,163
10,773	[1]	Iconix Brand Group, Inc.	84,891
5,854	[1]	Perry Ellis International, Inc.	108,826
		TOTAL	375,880
		Auto Original Equipment Manufacturers—1.6%
7,385	[1]	Cooper-Standard Holding, Inc.	674,029
5,212	[1]	Tenneco, Inc.	287,025
		TOTAL	961,054
		Biotechnology—4.8%
6,148	[1]	Anika Therapeutics, Inc.	272,725
13,386	[1]	BioCryst Pharmaceuticals, Inc.	54,213
80,364	[1]	Celldex Therapeutics, Inc.	253,147
4,037	[1]	Exact Sciences Corp.	62,896
20,890	[1]	Exelixis, Inc.	221,225
10,815	[1]	Five Prime Therapeutics, Inc.	524,852
43,597	[1]	INSYS Therapeutics, Inc.	471,284
10,960	[1]	NewLink Genetics Corp.	133,164
148,018		PDL BioPharma, Inc.	476,618
14,694	[1]	Xencor, Inc.	312,835
10,195	[1]	Zafgen, Inc.	30,687
		TOTAL	2,813,646
		Broadcasting—1.1%
24,717		Sinclair Broadcast Group, Inc.	620,397
		Building Materials—1.3%
8,809		Drew Industries, Inc.	788,846
		Chemicals—0.3%
10,633		Chemours Co./The	174,700
		Clothing Stores—1.4%
49,742		American Eagle Outfitters, Inc.	847,604
		Cogeneration—0.2%
7,659	[1]	Headwaters, Inc.	125,608
		Commercial Banks—1.0%
6,522	[1]	ConnectOne Bancorp, Inc.	119,679
12,912		LegacyTexas Financial Group, Inc.	441,719
		TOTAL	561,398
		Commodity Chemicals—1.6%
18,490		Trinseo SA	969,800
		Communications Equipment—0.6%
9,986	[1]	Lumentum Holdings, Inc.	335,530
		Computer Networking—0.5%
15,230		Black Box Corp.	175,145
1

Shares			Value
		COMMON STOCKS—continued
		Computer Networking—continued
33,310	[1]	Extreme Networks, Inc.	$140,235
		TOTAL	315,380
		Computer Peripherals—0.2%
2,565	[1]	Synaptics, Inc.	133,688
		Computer Stores—0.4%
3,140	[1]	Insight Enterprises, Inc.	90,401
5,160	[1]	PC Connections, Inc.	119,763
		TOTAL	210,164
		Construction Machinery—1.0%
109,979		Manitowoc, Inc.	444,315
8,216	[1]	NCI Building System, Inc.	118,311
		TOTAL	562,626
		Consumer Finance—0.3%
18,715	[1]	Enova International, Inc.	175,921
		Contracting—0.3%
20,933		Harsco Corp.	204,097
		Dairy Products—1.5%
48,508		Dean Foods Co.	885,756
		Defense Aerospace—1.3%
24,015	[1]	DigitalGlobe, Inc.	602,776
7,072	[1]	Ducommun, Inc.	134,651
		TOTAL	737,427
		Electric & Electronic Original Equipment Manufacturers—0.1%
2,825		General Cable Corp.	39,550
		Electric Utility—1.5%
20,812		Avista Corp.	861,617
		Electronic Components—0.1%
11,101	[1]	Oclaro, Inc.	81,148
		Electronic Equipment Instruments & Components—1.3%
5,501		Belden, Inc.	356,520
6,679	[1]	Fabrinet	253,535
5,796	[1]	Sanmina Corp.	160,259
		TOTAL	770,314
		Electronic Instruments—0.3%
14,442	[1]	Ixia	172,582
		Electronic Test/Measuring Equipment—0.7%
15,198	[1]	Finisar Corp.	416,121
		Energy Equipment & Services—0.1%
24,973	[1]	Seadrill Ltd.	53,192
		Entertainment—2.0%
60,337	[1]	MSG Networks, Inc.	1,152,437
		Financial Services—5.0%
37,415	[1]	Ambac Financial Group, Inc.	690,307
15,923		Deluxe Corp.	974,488
3,850		First Financial Corp.	154,385
10,744		MainSource Financial Group, Inc.	268,170
6,616		Nelnet, Inc., Class A	259,215
22,510		Union Bankshares Corp.	628,704
		TOTAL	2,975,269
2

Shares			Value
		COMMON STOCKS—continued
		Food & Staples Retailing—0.9%
18,780		SpartanNash Co.	$525,840
		Food Wholesaling—0.6%
13,681	[1]	Omega Protein Corp.	305,086
13,753	[1]	SUPERVALU, Inc.	59,001
		TOTAL	364,087
		Furniture—0.6%
11,438		Ethan Allen Interiors, Inc.	351,147
		Gas Distributor—0.6%
6,335		Northwest Natural Gas Co.	372,498
		Grocery Chain—0.3%
4,939		Ingles Markets, Inc., Class A	195,091
		Health Care Equipment & Supplies—3.0%
21,392	[1]	Cardiovascular Systems, Inc.	501,214
17,853	[1]	Glaukos Corp.	596,290
11,295	[1]	iRadimed Corp.	106,738
27,472		LeMaitre Vascular, Inc.	575,264
		TOTAL	1,779,506
		Home Building—0.6%
22,910		KB HOME	333,111
		Home Health Care—0.3%
13,498	[1]	Cross Country Healthcare, Inc.	150,773
		Home Products—0.6%
23,869		Libbey, Inc.	382,143
		Hospitals—0.3%
38,916	[1]	Community Health Systems, Inc.	205,476
		International Bank—0.7%
10,183		Preferred Bank Los Angeles, CA	386,139
		Internet & Catalog Retail—1.6%
16,931	[1]	FTD Companies, Inc.	340,652
8,874	[1]	RetailMeNot, Inc.	80,309
35,074		Travelport Worldwide Ltd.	495,245
		TOTAL	916,206
		Internet Services—0.8%
21,830		EarthLink Network, Inc.	124,868
26,049	[1]	Etsy, Inc.	338,116
		TOTAL	462,984
		Internet Software & Services—2.0%
6,172	[1]	Alarm.com Holdings, Inc.	180,099
18,700	[1]	Brightcove, Inc.	208,505
7,336	[1]	Care.com, Inc.	66,611
31,227	[1]	Five9, Inc.	447,170
4,220	[1]	Gigamon, Inc.	233,366
5,175	[1]	MeetMe, Inc.	25,306
		TOTAL	1,161,057
		Machinery—0.8%
16,981		Global Brass & Copper Holdings, Inc.	487,355
		Maritime—0.2%
28,386		DHT Maritime, Inc.	115,531
		Medical Supplies—1.2%
19,967	[1]	Orthofix International NV	731,791
3

Shares			Value
		COMMON STOCKS—continued
		Metal Fabrication—0.8%
9,866		Worthington Industries, Inc.	$463,702
		Metals & Mining—1.3%
66,105	[1]	Cloud Peak Energy, Inc.	407,207
9,537	[1]	Ryerson Holding Corp.	97,754
6,185		US Silica Holdings, Inc.	285,685
		TOTAL	790,646
		Mini-Mill Producer—0.3%
11,726		Commercial Metals Corp.	184,215
		Miscellaneous Communications—1.8%
26,470	[1]	FairPoint Communications, Inc.	412,932
31,606		West Corp.	623,270
		TOTAL	1,036,202
		Miscellaneous Components—0.7%
5,747	[1]	Amkor Technology, Inc.	53,275
18,067	[1]	Nanometrics, Inc.	377,419
		TOTAL	430,694
		Miscellaneous Machinery—1.1%
34,517	[1]	SPX Corp.	656,168
		Mortgage and Title—0.6%
43,532	[1]	MGIC Investment Corp.	355,221
		Mortgage Banks—0.3%
7,622	[1]	Altisource Portfolio Solutions S.A.	196,266
		Multi-Industry Capital Goods—0.3%
3,433	[1]	Lydall, Inc.	160,493
		Mutual Fund Adviser—1.0%
38,949		Waddell & Reed Financial, Inc., Class A	612,278
		Office Furniture—1.1%
2,170		HNI Corp.	88,232
26,891		Knoll, Inc.	581,921
		TOTAL	670,153
		Office Supplies—0.8%
44,467	[1]	Acco Brands Corp.	493,584
		Oil Gas & Consumable Fuels—0.4%
5,129	[1]	California Resources Corp.	52,623
24,009		Teekay Corp.	156,779
		TOTAL	209,402
		Oil Service, Explore & Drill—0.6%
31,712		Archrock, Inc.	367,859
		Other Communications Equipment—0.6%
7,251	[1]	Netgear, Inc.	366,175
		Personal Loans—0.9%
52,122	[1]	Ezcorp, Inc., Class A	508,189
		Pharmaceuticals—0.8%
3,909	[1]	ANI Pharmaceuticals, Inc.	233,367
10,388	[1]	Horizon Pharma PLC	173,687
13,725	[1]	Tetraphase Pharmaceuticals, Inc.	48,038
		TOTAL	455,092
		Photo-Optical Component-Equipment—0.5%
2,972	[1]	Coherent, Inc.	309,445
4

Shares			Value
		COMMON STOCKS—continued
		Printed Circuit Boards—0.9%
39,406	[1]	TTM Technologies	$518,189
		Printing—0.6%
14,622		Quad Graphics, Inc.	347,419
		Property Liability Insurance—0.4%
3,791		HCI Group, Inc.	102,774
5,755		Universal Insurance Holdings, Inc.	122,582
		TOTAL	225,356
		Recreational Goods—1.2%
6,042	[1]	Scientific Games Holdings Corp.	74,921
24,834	[1]	Smith & Wesson Holding Corp.	656,362
		TOTAL	731,283
		Regional Banks—10.7%
1,364		1st Source Corp.	47,140
9,352		Bryn Mawr Bank Corp.	293,653
1,719		CNB Financial Corp.	33,606
13,301		Cathay Bancorp, Inc.	398,365
26,614		CenterState Banks of Florida	497,150
4,560		Central Pacific Financial Corp.	116,873
9,017		Community Trust Bancorp, Inc.	329,571
20,760		Enterprise Financial Services Corp.	687,156
1,070		Financial Institutions, Inc.	28,730
19,248	[1]	First BanCorp	98,742
4,615		First Bancorp, Inc.	91,239
5,502		First Business Financial Services, Inc.	103,713
5,579		First Commmonwealth Financial Corp.	56,683
1,355		First Interstate BancSystem, Inc., Class A	43,225
10,509		First Midwest Bancorp, Inc.	202,929
10,548		Flushing Financial Corp.	225,938
4,674		Great Southern Bancorp, Inc.	193,270
7,984		Great Western Bancorp, Inc.	257,404
8,201		Hancock Holding Co.	275,144
7,681		Heartland Financial USA, Inc.	287,653
2,496		Iberiabank Corp.	163,862
9,190		Lakeland Bancorp, Inc.	130,039
8,881	[1]	Mercantile Bank Corp.	244,405
4,200		MidSouth Bancorp, Inc.	43,050
11,033		OFG Bancorp.	117,501
3,460		Peoples Bancorp, Inc.	85,704
8,193		QCR Holdings, Inc.	266,272
13,872		Republic Bancorp, Inc.	438,910
1,936		Sandy Spring Bancorp, Inc.	61,371
15,137		Sterling Bancorp	272,466
5,238		TriCo Bancshares	137,864
4,344		United Community Banks, Inc.	93,700
		TOTAL	6,323,328
		Resorts—1.4%
13,129		Marriott Vacations Worldwide Corp.	834,742
		Rubber—0.7%
11,014		Cooper Tire & Rubber Co.	404,764
		Savings & Loan—1.5%
16,301		Dime Community Bancorp, Inc.	264,076
5

Shares			Value
		COMMON STOCKS—continued
		Savings & Loan—continued
15,793		First Defiance Financial Corp.	$623,508
		TOTAL	887,584
		Securities Brokerage—0.3%
3,096	[1]	Piper Jaffray Cos., Inc.	175,079
		Semiconductor Manufacturing—1.3%
15,524	[1]	Advanced Micro Devices, Inc.	112,239
9,450	[1]	Ceva, Inc.	283,972
6,662	[1]	Cirrus Logic, Inc.	359,615
		TOTAL	755,826
		Semiconductor Manufacturing Equipment—1.8%
14,968	[1]	Advanced Energy Industries, Inc.	713,974
15,441	[1]	Alpha & Omega Semiconductor Ltd.	326,268
		TOTAL	1,040,242
		Services to Medical Professionals—1.0%
24,315	[1]	Healthways, Inc.	603,012
		Software Packaged/Custom—2.6%
5,464	[1]	8x8, Inc.	77,862
4,521	[1]	Barracuda Networks, Inc.	105,430
4,757		Ebix, Inc.	266,392
5,037	[1]	Paycom Software, Inc.	260,564
8,689	[1]	Proofpoint, Inc.	681,044
3,737	[1]	Synchronoss Technologies, Inc.	137,185
		TOTAL	1,528,477
		Specialty Chemicals—0.3%
5,779		KMG Chemicals, Inc.	156,842
		Specialty Retailing—1.5%
7,920	[1]	Build-A-Bear Workshop, Inc.	106,920
20,836		GNC Holdings, Inc.	279,827
11,957	[1]	Office Depot, Inc.	37,665
33,181		Pier 1 Imports, Inc.	143,010
20,127		Tailored Brands, Inc.	318,007
		TOTAL	885,429
		Telecommunication Equipment & Services—3.4%
7,439	[1]	Dycom Industries, Inc.	572,282
20,622	[1]	Mastec, Inc.	588,758
20,246	[1]	NeuStar, Inc., Class A	454,523
7,679	[1]	Ubiquiti Networks, Inc.	402,610
		TOTAL	2,018,173
		Telecommunication Services—0.4%
91,191	[1]	Intelsat SA	247,128
		Thrifts & Mortgage Finance—1.3%
8,430		Meta Financial Group, Inc.	617,497
26,166	[1]	Walter Investment Management Corp.	130,830
		TOTAL	748,327
		Toys & Games—0.1%
7,468	[1]	JAKKS Pacific, Inc.	50,036
		Truck Manufacturing—1.1%
29,286		Spartan Motors, Inc.	250,395
35,398	[1]	Wabash National Corp.	398,228
		TOTAL	648,623
6

Shares			Value
		COMMON STOCKS—continued
		Undesignated Consumer Cyclicals—2.8%
22,239	[1]	Career Education Corp.	$159,898
19,326		Convergys Corp.	564,319
26,567		DeVry Education Group, Inc.	603,071
23,638		Rent-A-Center, Inc.	238,508
8,586		Weight Watchers International, Inc.	88,264
		TOTAL	1,654,060
		Undesignated Consumer Staples—0.6%
9,163		Medifast, Inc.	376,233
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,670,437)	57,964,099
		INVESTMENT COMPANY—4.5%
2,658,626	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE)	2,658,626
		TOTAL INVESTMENTS—102.7% (IDENTIFIED COST $59,329,063)[4]	60,622,725
		OTHER ASSETS AND LIABILITIES - NET—(2.7)%[5]	(1,615,542)
		TOTAL NET ASSETS—100%	$59,007,183
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:
	Balance of Shares Held 1/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2016	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	803,721	16,853,262	(14,998,357)	2,658,626	$2,658,626	$972
3	7-day net yield.
4	At October 31, 2016, the cost of investments for federal tax purposes was $59,329,063. The net unrealized appreciation of investments for federal tax purposes was $1,293,662. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,860,370 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,566,708.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
7

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
8
Federated MDT Small Cap Growth Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—97.8%
		Airline - Regional—1.6%
29,039	[1]	Hawaiian Holdings, Inc.	$1,307,481
		Apparel—0.4%
28,972	[1]	Express, Inc.	348,243
		Auto Original Equipment Manufacturers—2.3%
17,550	[1]	American Axle & Manufacturing Holdings, Inc.	314,496
77,507	[1]	Commercial Vehicle Group, Inc.	351,882
19,006	[1]	Stoneridge, Inc.	281,669
16,342	[1]	Tenneco, Inc.	899,954
		TOTAL	1,848,001
		Auto Part Replacement—0.2%
10,232		Supreme Industries, Inc.	124,728
		Biotechnology—6.1%
9,395	[1]	Anika Therapeutics, Inc.	416,762
21,322	[1]	Blueprint Medicines Corp.	639,233
6,676	[1]	Cambrex Corp.	269,043
104,453	[1]	Celldex Therapeutics, Inc.	329,030
11,786	[1]	Esperion Therapeutics, Inc.	121,396
16,577	[1]	Exact Sciences Corp.	258,270
22,562	[1]	Exelixis, Inc.	238,931
11,939	[1]	Five Prime Therapeutics, Inc.	579,400
59,248	[1]	INSYS Therapeutics, Inc.	640,471
32,304	[1]	NewLink Genetics Corp.	392,494
84,022		PDL BioPharma, Inc.	270,551
1,545	[1]	Puma Biotechnology, Inc.	59,173
2,822	[1]	Sarepta Therapeutics, Inc.	110,735
25,327	[1]	Xencor, Inc.	539,212
35,482	[1]	Zafgen, Inc.	106,801
		TOTAL	4,971,502
		Broadcasting—1.2%
39,846		Sinclair Broadcast Group, Inc.	1,000,135
		Building Materials—2.1%
18,960		Drew Industries, Inc.	1,697,868
		Building Products—0.6%
34,885	[1]	Ply Gem Holdings, Inc.	477,925
		Chemicals—0.3%
15,666		Chemours Co./The	257,392
		Clothing Stores—1.1%
51,318		American Eagle Outfitters, Inc.	874,459
		Cogeneration—1.0%
36,869	[1]	Headwaters, Inc.	604,652
86,100	[1]	Rentech, Inc.	207,501
		TOTAL	812,153
		Commercial Services—0.4%
17,769	[1]	Lifelock, Inc.	286,081
		Computer Networking—0.3%
6,264	[1]	Cray, Inc.	130,291
1

Shares			Value
		COMMON STOCKS—continued
		Computer Networking—continued
19,941	[1]	Extreme Networks, Inc.	$83,952
		TOTAL	214,243
		Computer Peripherals—0.5%
7,802	[1]	Synaptics, Inc.	406,640
		Computer Stores—0.2%
6,322	[1]	Insight Enterprises, Inc.	182,010
		Construction & Engineering—1.0%
13,717		Argan, Inc.	779,811
		Consumer Finance—0.8%
71,956	[1]	Enova International, Inc.	676,386
		Contracting—1.2%
21,700		Comfort Systems USA, Inc.	626,045
38,613		Harsco Corp.	376,477
		TOTAL	1,002,522
		Dairy Products—1.5%
64,365		Dean Foods Co.	1,175,305
		Defense Aerospace—0.2%
7,587	[1]	Ducommun, Inc.	144,456
		Diversified Consumer Services—0.1%
2,271	[1]	2U, Inc.	79,167
		Diversified Telecommunication Services—0.5%
27,526	[1]	8x8, Inc.	392,246
		Education & Training Services—0.1%
3,960	[1]	American Public Education, Inc.	79,794
		Electric & Electronic Original Equipment Manufacturers—0.3%
19,422		General Cable Corp.	271,908
		Electrical Equipment—1.2%
15,576		Belden, Inc.	1,009,481
		Electronic Components—0.4%
40,333	[1]	Oclaro, Inc.	294,834
		Electronic Instruments—0.8%
55,331	[1]	Ixia	661,205
		Financial Services—2.1%
22,366		Deluxe Corp.	1,368,799
26,420		Liberty Tax, Inc.	313,077
		TOTAL	1,681,876
		Furniture—1.2%
7,576		Bassett Furniture Industries, Inc.	173,869
26,265		Ethan Allen Interiors, Inc.	806,336
		TOTAL	980,205
		Generic Drugs—1.4%
43,911	[1]	Impax Laboratories, Inc.	882,611
15,459	[1]	Vanda Pharmaceuticals, Inc.	229,566
		TOTAL	1,112,177
		Health Care Equipment & Supplies—5.3%
35,254	[1]	Cardiovascular Systems, Inc.	826,001
24,824	[1]	Glaukos Corp.	829,122
13,461	[1]	iRadimed Corp.	127,206
92,426	[1]	Lantheus Holdings, Inc.	799,485
43,727		LeMaitre Vascular, Inc.	915,643
2

Shares			Value
		COMMON STOCKS—continued
		Health Care Equipment & Supplies—continued
12,559	[1]	Masimo Corp.	$690,745
36,232	[1]	RTI Surgical, Inc.	92,392
		TOTAL	4,280,594
		Health Care Providers & Services—1.0%
9,176	[1]	HealthEquity, Inc.	304,918
9,863	[1]	PRA Health Sciences, Inc.	524,909
		TOTAL	829,827
		Home Health Care—0.5%
36,368	[1]	Cross Country Healthcare, Inc.	406,231
		Home Products—1.1%
57,178		Libbey, Inc.	915,420
		Industrial Machinery—0.6%
26,202	[1]	Rexnord Corp.	521,158
		Insurance—1.7%
25,017		Primerica, Inc.	1,368,430
		Insurance Brokerage—0.1%
12,716	[1]	eHealth, Inc.	99,566
		Internet Services—3.7%
71,612		EarthLink Network, Inc.	409,621
57,992	[1]	Etsy, Inc.	752,736
13,774		j2 Global, Inc.	980,020
11,293	[1]	Shutterfly, Inc.	553,357
16,866	[1]	Web.com Group, Inc.	271,542
		TOTAL	2,967,276
		Internet Software & Services—2.3%
41,401	[1]	Brightcove, Inc.	461,621
17,357	[1]	Carbonite, Inc.	295,937
26,772	[1]	Care.com, Inc.	243,090
17,382	[1]	GrubHub, Inc.	662,428
4,232	[1]	MindBody, Inc.	87,602
2,287	[1]	New Relic, Inc.	83,361
		TOTAL	1,834,039
		IT Services—2.4%
53,347		Evertec, Inc.	808,207
24,988		Hackett Group, Inc.	402,806
54,857		Travelport Worldwide Ltd.	774,581
		TOTAL	1,985,594
		Life Sciences Tools & Services—0.8%
13,770	[1]	INC Research Holdings, Inc.	629,289
		Machinery—1.0%
28,693		Global Brass & Copper Holdings, Inc.	823,489
		Medical Supplies—2.4%
5,158	[1]	Cutera, Inc.	67,570
6,394	[1]	ICU Medical, Inc.	890,684
9,514	[1]	NuVasive, Inc.	568,271
10,400	[1]	Orthofix International NV	381,160
		TOTAL	1,907,685
		Medical Technology—0.6%
10,893	[1]	Vascular Solutions, Inc.	496,721
		Metal Fabrication—1.0%
17,410		Worthington Industries, Inc.	818,270
3

Shares			Value
		COMMON STOCKS—continued
		Miscellaneous Communications—1.5%
38,060	[1]	FairPoint Communications, Inc.	$593,736
107,732	[1]	Internap Corp.	134,665
22,828		West Corp.	450,168
		TOTAL	1,178,569
		Miscellaneous Components—0.9%
33,517	[1]	Nanometrics, Inc.	700,170
		Multi-Industry Capital Goods—0.2%
7,258	[1]	DXP Enterprises, Inc.	158,152
		Office Furniture—1.1%
41,698		Knoll, Inc.	902,345
		Oil Service, Explore & Drill—0.2%
10,374	[1]	PetroQuest Energy, Inc.	38,488
33,657	[1]	Pioneer Energy Services Corp.	119,482
		TOTAL	157,970
		Other Communications Equipment—0.9%
14,318	[1]	Netgear, Inc.	723,059
		Paper Products—0.4%
53,214	[1]	Xerium Technologies, Inc.	329,927
		Personal Loans—0.3%
4,623	[1]	World Acceptance Corp.	219,685
		Personnel Agency—0.7%
17,042		KForce Com, Inc.	295,679
8,720	[1]	On Assignment, Inc.	300,055
		TOTAL	595,734
		Pharmaceuticals—2.1%
5,542	[1]	ANI Pharmaceuticals, Inc.	330,858
4,153	[1]	Aerie Pharmaceuticals, Inc.	138,087
31,069	[1]	Horizon Pharma PLC	519,474
39,781	[1]	Innoviva, Inc.	409,744
48,505	[1]	Lipocine, Inc.	155,701
36,352	[1]	Tetraphase Pharmaceuticals, Inc.	127,232
		TOTAL	1,681,096
		Photo-Optical Component-Equipment—1.0%
8,020	[1]	Coherent, Inc.	835,042
		Printing—0.4%
14,426		Quad Graphics, Inc.	342,762
		Property Liability Insurance—1.0%
7,143		HCI Group, Inc.	193,647
14,649		Heritage Insurance Holdings, Inc.	172,711
18,980		Universal Insurance Holdings, Inc.	404,274
		TOTAL	770,632
		Real Estate Management & Development—0.4%
11,984	[1]	Altisource Portfolio Solutions S.A.	308,588
		Recreational Goods—1.4%
16,929	[1]	Scientific Games Holdings Corp.	209,920
36,268	[1]	Smith & Wesson Holding Corp.	958,563
		TOTAL	1,168,483
		Restaurants—0.9%
8,186		Jack in the Box, Inc.	767,274
4

Shares			Value
		COMMON STOCKS—continued
		Road & Rail—0.2%
17,851	[1]	Roadrunner Transportation Systems, Inc.	$135,668
		Semiconductor Manufacturing—1.7%
41,565	[1]	Advanced Micro Devices, Inc.	300,515
12,317	[1]	Ceva, Inc.	370,126
12,500	[1]	Cirrus Logic, Inc.	674,750
		TOTAL	1,345,391
		Semiconductor Manufacturing Equipment—1.4%
24,033	[1]	Advanced Energy Industries, Inc.	1,146,374
		Semiconductors & Semiconductor Equipment—0.1%
1,233	[1]	Ambarella, Inc.	75,669
		Services to Medical Professionals—0.9%
17,708	[1]	Advisory Board Co.	704,778
		Software—2.8%
4,650	[1]	HubSpot, Inc.	243,893
20,891	[1]	Mitek Systems, Inc.	141,014
15,470	[1]	Proofpoint, Inc.	1,212,539
10,243	[1]	Rubicon Project, Inc./The	78,461
5,666	[1]	Varonis Systems, Inc.	161,764
9,348	[1]	Workiva, Inc.	154,709
24,062	[1]	Xactly Corp.	310,400
		TOTAL	2,302,780
		Software Packaged/Custom—5.4%
10,262	[1]	Barracuda Networks, Inc.	239,310
2,257	[1]	BroadSoft, Inc.	93,778
3,635		CSG Systems International, Inc.	138,239
3,248	[1]	Commvault Systems, Inc.	173,768
10,003		Ebix, Inc.	560,168
6,431	[1]	Ellie Mae, Inc.	680,979
55,960	[1]	Five9, Inc.	801,347
8,602	[1]	Paycom Software, Inc.	444,982
3,467	[1]	Paylocity Corp.	150,780
11,958	[1]	Perficient, Inc.	222,538
2,475	[1]	Qualys, Inc.	92,194
11,252	[1]	RealPage, Inc.	306,054
7,305		Sapiens International Corp. NV	99,421
8,081	[1]	Synchronoss Technologies, Inc.	296,654
1,924	[1]	Take-Two Interactive Software, Inc.	85,406
		TOTAL	4,385,618
		Specialty Chemicals—2.8%
21,195		KMG Chemicals, Inc.	575,232
13,295	[1]	Koppers Holdings, Inc.	435,411
23,917		Trinseo SA	1,254,447
		TOTAL	2,265,090
		Specialty Retailing—4.3%
23,614		Big Lots, Inc.	1,024,848
7,589	[1]	Build-A-Bear Workshop, Inc.	102,451
13,694		Children's Place, Inc./The	1,040,059
26,320		GNC Holdings, Inc.	353,478
6,600	[1]	Kirkland's, Inc.	80,586
55,212		Pier 1 Imports, Inc.	237,964
5

Shares			Value
		COMMON STOCKS—continued
		Specialty Retailing—continued
38,461		Tailored Brands, Inc.	$607,684
		TOTAL	3,447,070
		Technology Hardware Storage & Peripherals—0.3%
44,131		CPI Card Group, Inc.	242,721
		Telecommunication Equipment & Services—4.0%
8,344	[1]	Dycom Industries, Inc.	641,904
9,552	[1]	Gigamon, Inc.	528,226
21,229	[1]	Mastec, Inc.	606,088
10,970	[1]	NeuStar, Inc., Class A	246,276
11,891		Plantronics, Inc.	614,884
13,827	[1]	Sonus Networks, Inc.	80,058
10,575	[1]	Ubiquiti Networks, Inc.	554,447
		TOTAL	3,271,883
		Thrifts & Mortgage Finance—1.1%
33,498	[1]	Essentially Group Ltd.	885,687
		Truck Manufacturing—0.9%
67,983	[1]	Wabash National Corp.	764,809
		Undesignated Consumer Cyclicals—1.2%
13,630	[1]	Strayer Education, Inc.	799,536
20,341		Weight Watchers International, Inc.	209,105
		TOTAL	1,008,641
		Undesignated Consumer Staples—1.5%
15,365		Medifast, Inc.	630,887
4,536	[1]	USANA, Inc.	582,876
		TOTAL	1,213,763
		Undesignated Technology—0.2%
53,874	[1]	American Reprographics Co.	184,788
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,221,349)	79,254,041
		INVESTMENT COMPANY—1.9%
1,535,333	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.45%[3] (AT NET ASSET VALUE 1,535,333)	1,535,333
		TOTAL INVESTMENTS—99.7% (IDENTIFIED COST $78,756,682)[4]	80,789,374
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	246,932
		TOTAL NET ASSETS—100%	$81,036,306
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:
	Balance of Shares Held 7/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 10/31/2016	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	1,660,718	4,931,336	(5,056,721)	1,535,333	$1,535,333	$1,520
3	7-day net yield.
4	At October 31, 2016, the cost of investments for federal tax purposes was $78,756,682. The net unrealized appreciation of investments for federal tax purposes was $2,032,692. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,501,313 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,468,621.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
6

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (“the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
7

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016